Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	2025	2024	2023
	€	€	€
Short term employee benefits	5,393,637	5,291,290	4,467,603
Post employee benefits	262,245	263,873	189,996
Share-based payments	12,217,044	9,012,222	6,252,492
Total	17,872,926	14,567,385	10,910,091